KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2023	12/31/2022

Salaries, social security and other benefits	1,140,415	1,201,651
Share-based incentives	8,527,214	2,062,345
Total	9,667,629	3,263,996